Net (Loss)/ Income per Share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Computation of basic and diluted net (loss)/ income per share

The following table sets forth the computation of basic and diluted net (loss)/income per share for the years indicated (amounts in thousands, except for number of shares and per share data):

	For the Years Ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Net (loss)/income per Class A and Class B ordinary share — basic:
Numerator:
Net (loss)/income from continuing operations attributable to Phoenix New Media Limited	(63,142)	664,196	417,976	64,058
Net (loss)/income from discontinued operations attributable to Phoenix New Media Limited	(80)	63,633	(37,607)	(5,764)
Net (loss)/income attributable to Phoenix New Media Limited	(63,222)	727,829	380,369	58,294
Denominator:
Weighted average number of Class A and Class B ordinary shares outstanding	580,516,101	582,275,800	582,324,325	582,324,325
Weighted average number of contingently issuable shares	568,352	—	—	—
Denominator used in computing Net (loss)/income per share — basic	581,084,453	582,275,800	582,324,325	582,324,325
Net (loss)/income from continuing operations per Class A and Class B ordinary share — basic	(0.11)	1.14	0.72	0.11
Net (loss)/income from discontinued operations per Class A and Class B ordinary share — basic	0.00	0.11	(0.07)	(0.01)
Net (loss)/income per Class A and Class B ordinary share — basic	(0.11)	1.25	0.65	0.10
Net (loss)/income per Class A and Class B ordinary share — diluted:
Numerator:
Net (loss)/income from continuing operations attributable to Phoenix New Media Limited	(63,142)	664,196	417,976	64,058
Net (loss)/income from discontinued operations attributable to Phoenix New Media Limited	(80)	63,633	(37,607)	(5,764)
Net (loss)/income attributable to Phoenix New Media Limited	(63,222)	727,829	380,369	58,294
Denominator:
Denominator used in computing Net (loss)/income per share — basic	581,084,453	582,275,800	582,324,325	582,324,325
Share-based awards	—	—	—	—
Denominator used in computing Net (loss)/income per share — diluted	581,084,453	582,275,800	582,324,325	582,324,325
Net (loss)/income from continuing operations per Class A and Class B ordinary share — diluted	(0.11)	1.14	0.72	0.11
Net (loss)/income from discontinued operations per Class A and Class B ordinary share — diluted	0.00	0.11	(0.07)	(0.01)
Net (loss)/income per Class A and Class B ordinary share — diluted	(0.11)	1.25	0.65	0.10